Note 8 - Long-term Incentive Plan - Disclosure of Share-based Compensation Arrangements, Assumptions (Details)	1 Months Ended
Mar. 31, 2016 $ / shares
Exercise price (in dollars per share)	$ 1.83
Expected volatility	52.40%
Expected dividend yield	0.00%
Risk-free rate over the estimated expected life	1.74%
Expected term (in years) (Year)	7 years 91 days